Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
10 largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 47,049,746	$ 14,805,699
Percent of over total portfolio	9.84%	3.70%
50 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 40,204,538	$ 23,185,601
Percent of over total portfolio	8.41%	5.79%
100 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 25,447,726	$ 18,262,499
Percent of over total portfolio	5.32%	4.56%
Rest of customers [member]
Concentration of deposits [line items]
Debt balance	$ 365,521,254	$ 343,982,998
Percent of over total portfolio	76.43%	85.95%
Total [member]
Concentration of deposits [line items]
Debt balance	$ 478,223,264	$ 400,236,797
Percent of over total portfolio	100.00%	100.00%